UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5470

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

Vanguard New York Tax-Exempt Funds Semiannual Report

May 31, 2009

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>	Vanguard New York Tax-Exempt Money Market Fund returned 0.29% for the six months ended May 31, 2009, exceeding the average return of its peer group.
>	After a disappointing fiscal year, the long-term municipal bond market snapped back with a strong rally during the six-month period.
>	Vanguard New York Long-Term Tax-Exempt Fund returned about 8% for the half-year, trailing the average return of its peer group but just ahead of its benchmark index.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
New York Tax-Exempt Money Market Fund	11
New York Long-Term Tax-Exempt Fund	28
About Your Fund’s Expenses	50
Trustees Approve Advisory Arrangement	52
Glossary	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard New York Tax-Exempt Money Market Fund	VYFXX	0.29%
7-Day SEC Yield: 0.32%
Taxable-Equivalent Yield: 0.54%[1]
Average New York Tax-Exempt Money Market Fund[2]		0.19

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	VNYTX	8.38%
30-Day SEC Yield: 3.65%
Taxable-Equivalent Yield: 6.17%[1]
Admiral™ Shares[3]	VNYUX	8.42
30-Day SEC Yield: 3.73%
Taxable-Equivalent Yield: 6.30%[1]
Barclays Capital 10 Year Municipal Bond Index		8.23
Average New York Municipal Debt Fund[2]		9.79

Your Fund’s Performance at a Glance
November 30, 2008–May 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.003	$0.000
Long-Term
Investor Shares	$10.13	$10.75	$0.222	$0.000
Admiral Shares	10.13	10.75	0.226	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum State of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

President’s Letter

Dear Shareholder,

Short-term and long-term returns in the municipal securities market moved in different directions during the fiscal half-year ended May 31, 2009.

Vanguard New York Tax-Exempt Money Market Fund returned 0.29%, its lowest six-month return ever, as actions by the Federal Reserve dramatically reduced short-term interest rates. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

By contrast, long-term municipal bonds bounced back strongly after an unusually tough spell in 2008. Vanguard New York Long-Term Tax-Exempt Fund surged back from its decline in the 2008 fiscal year, returning 8.38% for Investor Shares and 8.42% for Admiral Shares as the broad municipal market recorded one of its best six-month performances in years.

Yields moved lower for both funds. While the Fed’s rate-cutting primarily affected the short end of the maturity spectrum, strong demand for long-term municipal bonds drove their prices up and their yields down.

The yield of the New York Tax-Exempt Money Market Fund stood at 1.10% on November 30, 2008, but dropped sharply to 0.32% by May 31. For the New York Long-Term Tax-Exempt Fund, yields fell to 3.65% for Investor Shares and 3.73% for Admiral Shares from 4.47% and 4.55%, respectively, six months earlier.

(For additional perspective, see the “Investment insight” box on page 5.) On a taxable-equivalent basis, the yields for both funds were higher, as shown in the table on page 1.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax. The Long-Term Fund owns no securities that would generate income distributions subject to the AMT. The Money Market Fund has some exposure to these securities.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit-market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. Since December, munis have stabilized in part because of federal government initiatives to help cash-starved state and local governments, and the traditional relationship between Treasury and muni

Market Barometer
			Total Returns
		Periods Ended May 31, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup 3-Month Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	–32.95%	–1.55%
Russell 2000 Index (Small-caps)	7.03	–31.79	–1.18
Dow Jones U.S. Total Stock Market Index	6.58	–32.39	–1.13
MSCI All Country World Index ex USA (International)	22.20	–35.55	5.65

CPI
Consumer Price Index	0.67%	–1.28%	2.49%

1 Annualized.

yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0%–0.25% in December. In recent months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds. The Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly gain for U.S. stocks, with investors heartened by an apparent moderation in the bad economic news. Consumer confidence ticked higher, and earlier estimates of first-quarter GDP were revised upward.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.17%	—	0.60%
Long-Term	0.20	0.12%	1.07

1 The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended May 31, 2009, the annualized expense ratio for the New York Tax-Exempt Money Market Fund was 0.17%. The New York Long-Term Tax-Exempt Fund’s annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund.

International stocks returned about 22% for the fiscal half-year—the highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Investor demand, government efforts stimulated the market for munis

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole, reflecting the relative homogeneity of securities issued by states and municipalities. That is why strong demand for longer-term municipal bonds during the past six months helped boost the returns of New York tax-exempt bonds along with others.

Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales of munis by hedge funds and other investors in the final months of 2008.

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal half-year, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average weighted maturity that is expected to remain between 10 and 25 years.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace. New York’s Metropolitan Transportation Authority, for example, floated $750 million of the new bonds in April. (The investment objective of Vanguard’s municipal bond funds is to seek securities that produce tax-exempt income, so the funds will not invest in these new bonds.)

In this environment, Vanguard New York Long-Term Tax-Exempt Fund roared back: Its Investor Shares returned 8.38% and its Admiral Shares 8.42%, compared with 8.23% produced by its benchmark index. The fund trailed the 9.79% average return of competitors largely because of its emphasis on higher-quality bonds: Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, while funds with higher-quality assets tend to perform better in down markets (as the Vanguard fund did in fiscal 2008, despite its negative return).

Vanguard New York Tax-Exempt Money Market Fund was bolstered by its low expense ratio (see the table on page 4)—an important advantage in these lean times for interest income. The fund returned 0.29%, compared with an average return of 0.19% for its competitors.

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for states and municipalities—and, of course, the soundness of their finances bears close watching during this severe recession. It’s important to keep in mind, however, that the performance of the New York Long-Term Tax-Exempt Fund over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard New York Tax-Exempt Funds—each combining low costs with the skilled management and expert credit analysis of Vanguard Fixed Income Group—can be a valuable part of just such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

June 12, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The New York Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009.

Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard New York Tax-Exempt Money Market Fund returned 0.29%, exceeding the average return of peer-group funds. Vanguard New York Long-Term Tax-Exempt Fund returned 8.38% for Investor Shares and 8.42% for Admiral Shares, outperforming its benchmark index but trailing the average return of competitors.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk.

Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields, reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	Nov. 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55

Source: Vanguard.

that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of programs aimed at thawing frozen credit markets. In addition, in February the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—including New York, California, and New Jersey, for example—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the chart in the President’s Letter comparing the yield of the New York Long-Term Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as state and local governments turned to traditional bonds to replace auction-rate and variable-rate debt securities, which faced credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. During the six months, New York government entities floated $17.5 billion in securities, down from $19.9 billion a year earlier.

Management of the funds

The yield of the New York Tax-Exempt Money Market Fund declined for the six months ended May 31, as the Fed continued its policy of lowering interest rates. As described in the President’s Letter, Vanguard New York Tax-Exempt Money Market Fund has a competitive advantage in its low-cost structure. This, together with our emphasis on higher-quality municipal issuers, was an important factor in enabling the fund to outpace the average result of peer funds for the recent fiscal period. (The long-term fund also benefits from a low expense ratio.)

During the half-year, the New York Long-Term Tax-Exempt Fund benefited from the post-December rally in long-term municipal bonds, which produced a strong return but also pushed the fund’s yield lower. The fund’s return trailed that of its competitors, whose holdings of lower-quality assets benefited from investors’ renewed appetite for risk.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. New York State, for example, which is highly dependent on the battered financial services sector, has felt the sting of Wall Street’s epic downturn. In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. We expect the balance of these shortfalls to be filled by tax increases, spending cuts, and tapping of reserves, the precise mix depending on each locality’s economic and political situation. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds.

At Vanguard, we are ready for these challenges. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the New York Tax-Exempt Funds’ broad diversification and low expense ratios, your funds are positioned to take advantage of the best opportunities in an unusually demanding environment.

Kathryn T. Allen, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Vanguard Fixed Income Group

June 23, 2009

New York Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2009

Financial Attributes

Yield[1]	0.3%
Average Weighted Maturity	24 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	90.9%
P-1/A-1/SP-1/F-1	8.8
AAA/AA	0.3

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the annualized expense ratio was 0.17%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009

		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	3.0%	2.6%
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.3	1.9
2009[2]	0.3	0.2
7-Day SEC Yield (05/31/2009): 0.32%

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New York Tax-Exempt Money Market Fund[3]	9/3/1997	1.61%	2.47%	2.35%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (98.9%)
	Albany County NY Airport Auth. Rev. VRDO	0.520%	6/5/09 LOC	18,690	18,690
	Albany NY IDA Fac. Rev. (Albany Medical Center)
	VRDO	0.350%	6/5/09 LOC	2,800	2,800
	Albany NY IDA Fac. Rev. (Holland Suites Project)
	VRDO	0.280%	6/5/09 LOC	6,390	6,390
	Buffalo NY Muni. Water System Rev. VRDO	0.190%	6/5/09 LOC	21,800	21,800
	Chappaqua NY Central School Dist. TAN	3.000%	6/30/09	8,000	8,008
	Chemung County NY IDA Civic Fac. Rev.
	(Elmira College Project) VRDO	0.340%	6/5/09 LOC	10,000	10,000
	Clifton Park NY IDA Multifamily Housing Rev.
	(Coburg Village Project) VRDO	0.300%	6/5/09 LOC	11,240	11,240
	Elwood NY Union Free School Dist. TAN	3.000%	6/26/09	12,750	12,762
	Erie County NY Fiscal Stability Auth. BAN	2.000%	5/19/10	7,500	7,579
1	Erie County NY IDA School Fac. Rev. TOB VRDO	0.590%	6/5/09 (4)	4,330	4,330
	Geneva NY IDA Civic Fac. Rev. (Seneca) VRDO	0.270%	6/5/09 LOC	30,700	30,700
	Huntington NY TAN	3.000%	6/26/09	27,000	27,025
	Ithaca NY BAN	3.000%	6/30/09	5,000	5,005
	Ithaca NY BAN	3.000%	7/10/09	25,000	25,035
	Long Island NY Power Auth. Electric
	System Rev. CP	0.450%	6/9/09 LOC	10,000	10,000
	Long Island NY Power Auth. Electric
	System Rev. CP	0.450%	6/9/09 LOC	14,000	14,000
	Long Island NY Power Auth. Electric
	System Rev. CP	0.550%	8/4/09 LOC	59,200	59,200
	Long Island NY Power Auth. Electric
	System Rev. CP	0.420%	8/13/09 LOC	22,000	22,000
	Long Island NY Power Auth. Electric
	System Rev. VRDO	1.750%	6/5/09 (4)	16,000	16,000
	Metro. New York Transp. Auth. Rev.
	(Commuter Fac.)	5.875%	7/1/09 (Prere.)	2,500	2,511
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	0.480%	6/5/09 (13)(4)	7,840	7,840
1	Metro. New York Transp. Auth. Rev.
	(Dedicated Petroleum Tax) TOB VRDO	0.980%	6/5/09 (4)	8,000	8,000
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.150%	6/5/09 LOC	13,600	13,600
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.150%	6/5/09 LOC	9,000	9,000

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metro. New York Transp. Auth. Rev.
	(Dedicated Tax Fund) VRDO	0.150%	6/5/09 LOC	7,800	7,800
1	Metro. New York Transp. Auth. Rev.
	(Service Contract) TOB VRDO	0.590%	6/5/09 (4)	7,495	7,495
	Metro. New York Transp. Auth. Rev.
	(Transit Rev.) VRDO	0.220%	6/1/09 LOC	28,300	28,300
	Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09 (ETM)	20,000	20,033
1	Metro. New York Transp. Auth. Rev. TOB VRDO	0.480%	6/5/09 (13)	19,050	19,050
1	Metro. New York Transp. Auth. Rev. TOB VRDO	0.480%	6/5/09 (13)(4)	15,005	15,005
1	Metro. New York Transp. Auth. Rev. TOB VRDO	0.980%	6/5/09 (4)	7,000	7,000
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.090%	6/5/09 (4)	3,620	3,620
1	Metro. New York Transp. Auth. Rev. TOB VRDO	1.090%	6/5/09 (4)	6,510	6,510
	Metro. New York Transp. Auth. Rev. VRDO	1.500%	6/5/09 (4)	17,400	17,400
	Monroe County NY IDA
	(Assn. Blind and Impaired) VRDO	0.750%	6/5/09 LOC	2,000	2,000
	Monroe County NY IDA (Cherry Ridge) VRDO	0.180%	6/5/09 LOC	5,000	5,000
	Monroe County NY IDA (Cherry Ridge) VRDO	0.180%	6/5/09 LOC	9,255	9,255
	Monroe County NY IDA
	(Monroe Community College) VRDO	0.270%	6/5/09 LOC	3,800	3,800
	Monroe County NY IDA (Nazareth College) VRDO	0.330%	6/5/09 LOC	2,250	2,250
	Nassau County NY Interim Finance Auth. GO	1.000%	11/15/09	4,250	4,262
	Nassau County NY Interim Finance Auth. VRDO	0.180%	6/5/09	27,300	27,300
	Nassau County NY Interim Finance Auth. VRDO	0.180%	6/5/09	32,500	32,500
	Nassau County NY Interim Finance Auth. VRDO	0.220%	6/5/09	30,000	30,000
	Nassau County NY Interim Finance Auth. VRDO	0.220%	6/5/09	5,000	5,000
	Nassau County NY Interim Finance Auth. VRDO	0.230%	6/5/09	13,000	13,000
	Nassau County NY TAN	2.250%	10/30/09	10,000	10,058
	Nassau County NY TAN	2.500%	10/30/09	15,000	15,102
	Nassau Health Care Corp.	0.450%	8/28/09 LOC	9,400	9,400
	Nassau Health Care Corp. VRDO	0.270%	6/5/09 LOC	6,080	6,080
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	0.250%	6/5/09 LOC	4,420	4,420
	New York City NY Capital Resources
	(Enhanced Assistance PG) VRDO	0.250%	6/5/09 LOC	8,220	8,220
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	0.200%	6/1/09	16,700	16,700
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	0.200%	6/5/09	21,190	21,190
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	0.200%	6/5/09	16,225	16,225
	New York City NY Cultural Resources Rev.
	(American Museum) VRDO	0.200%	6/5/09	14,235	14,235
	New York City NY Cultural Resources Rev.
	(Julliard School) PUT	0.650%	4/1/10	20,000	20,000
	New York City NY Cultural Resources Rev.
	(Lincoln Center) VRDO	0.220%	6/1/09 LOC	9,800	9,800
	New York City NY Cultural Resources Rev.
	(Lincoln Center) VRDO	0.180%	6/5/09 LOC	3,750	3,750
	New York City NY Cultural Resources Rev.
	(Manhattan School of Music) VRDO	0.200%	6/5/09 LOC	9,150	9,150
	New York City NY Cultural Resources Rev.
	(Metropolitan Museum) VRDO	0.150%	6/5/09	31,600	31,600
	New York City NY Cultural Resources Rev.
	(Metropolitan Museum) VRDO	0.150%	6/5/09	64,000	64,000
	New York City NY Cultural Resources Rev.
	(Museum of Modern Art) PUT	4.000%	8/1/09	5,750	5,772

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Cultural Resources Rev.
	(Pierpont Morgan Library) VRDO	0.150%	6/5/09 LOC	4,000	4,000
	New York City NY Cultural Resources Rev.
	(Solomon R. Guggenheim Foundation) VRDO	0.250%	6/5/09 LOC	12,807	12,807
1	New York City NY GO TOB VRDO	0.380%	6/5/09	7,760	7,760
	New York City NY GO VRDO	0.180%	6/1/09 LOC	3,200	3,200
	New York City NY GO VRDO	0.200%	6/1/09 LOC	2,500	2,500
	New York City NY GO VRDO	0.200%	6/1/09 LOC	12,650	12,650
	New York City NY GO VRDO	0.280%	6/1/09 (4)	10,000	10,000
	New York City NY GO VRDO	0.280%	6/1/09 (4)	5,970	5,970
	New York City NY GO VRDO	0.280%	6/1/09 (4)	12,600	12,600
	New York City NY GO VRDO	0.280%	6/1/09 (4)	10,500	10,500
	New York City NY GO VRDO	0.300%	6/1/09 LOC	8,600	8,600
	New York City NY GO VRDO	0.700%	6/1/09	25,800	25,800
	New York City NY GO VRDO	0.170%	6/5/09 LOC	34,700	34,700
	New York City NY GO VRDO	0.170%	6/5/09 LOC	34,190	34,190
	New York City NY GO VRDO	0.180%	6/5/09	11,110	11,110
	New York City NY GO VRDO	0.190%	6/5/09	12,500	12,500
	New York City NY GO VRDO	0.200%	6/5/09	10,000	10,000
	New York City NY GO VRDO	0.210%	6/5/09 LOC	23,000	23,000
	New York City NY GO VRDO	0.210%	6/5/09 LOC	48,255	48,255
	New York City NY GO VRDO	0.210%	6/5/09 LOC	32,000	32,000
	New York City NY GO VRDO	0.280%	6/5/09	10,500	10,500
	New York City NY GO VRDO	0.330%	6/5/09 LOC	11,475	11,475
	New York City NY GO VRDO	0.450%	6/5/09 LOC	1,000	1,000
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. (First Avenue) VRDO	0.350%	6/5/09 LOC	24,205	24,205
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. PUT	0.600%	8/13/09	5,150	5,150
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. PUT	0.550%	10/30/09	2,730	2,730
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	0.380%	6/5/09	10,155	10,155
1	New York City NY Housing Dev. Corp.
	Multi-Family Rev. TOB VRDO	0.470%	6/5/09	5,540	5,540
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. VRDO	0.350%	6/5/09 LOC	45,800	45,800
	New York City NY Housing Dev. Corp. Rev.
	(Corp. Multifamily—Sons of Italy) VRDO	0.250%	6/5/09 LOC	3,850	3,850
1	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Housing) TOB VRDO	0.300%	6/5/09	6,975	6,975
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—201 Pearl Street)
	VRDO	0.180%	6/5/09 LOC	23,100	23,100
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—90 West Street)
	VRDO	0.180%	6/5/09 LOC	5,000	5,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—Atlantic Court)
	VRDO	0.350%	6/5/09 LOC	53,100	53,100
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—
	Columbus Apartments) VRDO	0.180%	6/5/09 LOC	8,000	8,000
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—Ocean Gate) VRDO	0.450%	6/5/09 LOC	32,530	32,530

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Dev. Corp. Rev.
	(Multi-Family Rent Housing—
	One Columbus Place) VRDO	0.350%	6/5/09	LOC	32,000	32,000
	New York City NY IDA
	(Lycee Francais De NY Project) VRDO	0.250%	6/5/09	LOC	13,350	13,350
	New York City NY IDA (NY Congregational
	Nursing Center Project) VRDO	0.270%	6/5/09	LOC	4,600	4,600
	New York City NY IDA
	(United Jewish Appeal) VRDO	0.300%	6/5/09		12,300	12,300
	New York City NY IDA Rev.
	(New York Law School) VRDO	0.400%	6/5/09	LOC	17,100	17,100
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	0.330%	6/5/09	LOC	13,600	13,600
	New York City NY IDA Special Fac. Rev.
	(Korean Air Lines) VRDO	0.330%	6/5/09	LOC	15,500	15,500
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.750%	6/15/09	(Prere.)	30,650	31,003
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		1,455	1,455
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		1,775	1,775
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		4,995	4,995
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		29,290	29,290
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		4,000	4,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		5,140	5,140
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.300%	6/5/09		4,450	4,450
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.340%	6/5/09		11,000	11,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.380%	6/5/09		5,485	5,485
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.380%	6/5/09		10,215	10,215
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.380%	6/5/09		15,840	15,840
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.380%	6/5/09		8,000	8,000
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.440%	6/5/09	(Prere.)	5,300	5,300
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.530%	6/5/09	(4)	20,015	20,015
1	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. TOB VRDO	0.530%	6/5/09	(4)	13,430	13,430
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.200%	6/1/09		7,500	7,500
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.250%	6/1/09		4,500	4,500
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.410%	6/1/09		5,000	5,000
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.200%	6/5/09		24,100	24,100
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.210%	6/5/09		14,200	14,200

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev. VRDO	0.230%	6/5/09		7,000	7,000
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	0.590%	6/5/09		12,845	12,845
1	New York City NY Sales Tax Asset
	Receivable Corp. TOB VRDO	0.590%	6/5/09		19,610	19,610
	New York City NY Transitional Finance Auth. Rev.	6.000%	8/15/09	(Prere.)	10,000	10,215
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/10	(Prere.)	5,000	5,279
	New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10	(Prere.)	9,305	9,857
1	New York City NY Transitional Finance Auth. Rev.
	TOB VRDO	0.300%	6/5/09		5,295	5,295
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.220%	6/1/09		39,620	39,620
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.250%	6/1/09		8,400	8,400
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.100%	6/5/09		53,865	53,865
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.150%	6/5/09		8,465	8,465
	New York City NY Transitional Finance Auth.
	Rev. VRDO	0.180%	6/5/09		55,525	55,525
1	New York State Dorm Auth. Rev. TOB VRDO	0.300%	6/5/09		8,770	8,770
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	0.270%	6/5/09	LOC	25,250	25,250
	New York State Dormitory Auth. Rev.
	(Catholic Health) VRDO	0.270%	6/5/09	LOC	7,620	7,620
1	New York State Dormitory Auth. Rev.
	(City Univ.) TOB VRDO	0.360%	6/5/09	(4)	11,270	11,270
	New York State Dormitory Auth. Rev.
	(Columbia Univ.) CP	0.450%	6/24/09		12,800	12,800
1	New York State Dormitory Auth. Rev.
	(Columbia Univ.) TOB VRDO	0.380%	6/5/09		2,950	2,950
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	0.250%	6/1/09		10,300	10,300
	New York State Dormitory Auth. Rev.
	(Cornell Univ.) VRDO	0.180%	6/5/09		6,300	6,300
1	New York State Dormitory Auth. Rev.
	(Mental Health Services) TOB VRDO	0.420%	6/5/09	(4)	15,785	15,785
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	0.250%	6/5/09		71,500	71,500
	New York State Dormitory Auth. Rev.
	(Mental Health Services) VRDO	0.250%	6/5/09		2,600	2,600
	New York State Dormitory Auth. Rev.
	(Personal Income Tax)	2.500%	12/15/09		8,130	8,212
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	0.380%	6/5/09		11,950	11,950
1	New York State Dormitory Auth. Rev.
	(Personal Income Tax) TOB VRDO	0.460%	6/5/09		17,625	17,625
	New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(Prere.)	20,500	21,769
1	New York State Dormitory Auth. Rev.
	(Vassar College) TOB VRDO	0.250%	6/5/09		5,315	5,315
	New York State Dormitory Auth. Rev.
	(Wagner College) VRDO	0.280%	6/5/09	LOC	4,935	4,935
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Catholic Health System) VRDO	0.270%	6/5/09	LOC	2,470	2,470
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Cornell Univ.) VRDO	0.250%	6/1/09		14,550	14,550

New York Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	0.300%	6/5/09	LOC	31,210	31,210
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.) VRDO	0.300%	6/5/09	LOC	25,000	25,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Highland Community Dev. Corp)
	VRDO	0.280%	6/5/09	LOC	10,025	10,025
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (LeMoyne College) VRDO	0.280%	6/5/09	LOC	5,000	5,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefeller Univ.) VRDO	0.100%	6/5/09		22,500	22,500
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefeller Univ.) VRDO	0.180%	6/5/09		15,815	15,815
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefeller Univ.) VRDO	0.180%	6/5/09		8,000	8,000
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Rockefeller Univ.) VRDO	0.180%	6/5/09		8,300	8,300
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.) VRDO	0.200%	6/5/09	LOC	61,260	61,260
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.) VRDO	0.210%	6/5/09	LOC	20,700	20,700
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.) VRDO	0.210%	6/5/09	LOC	52,480	52,480
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Univ. of Rochester) VRDO	0.230%	6/5/09	LOC	20,000	20,000
	New York State Dormitory Auth. Rev. State
	Supported Debt (City Univ.) VRDO	0.250%	6/5/09	LOC	16,700	16,700
1	New York State Dormitory Auth. Rev. State
	Supported Debt (State Univ.) TOB VRDO	0.300%	6/5/09		8,995	8,995
1	New York State Dormitory Auth. Rev. TOB VRDO	0.290%	6/5/09		7,500	7,500
1	New York State Dormitory Auth. Rev. TOB VRDO	0.300%	6/5/09		5,000	5,000
1	New York State Dormitory Auth. Rev. TOB VRDO	0.300%	6/5/09		7,265	7,265
1	New York State Dormitory Auth. Rev. TOB VRDO	0.380%	6/5/09		20,000	20,000
1	New York State Dormitory Auth. Rev. TOB VRDO	0.380%	6/5/09		10,395	10,395
1	New York State Dormitory Auth. Rev. TOB VRDO	0.480%	6/5/09	(13)	12,740	12,740
	New York State Dormitory Auth. Rev. VRDO	0.190%	6/5/09	LOC	7,625	7,625
	New York State Dormitory Auth. Rev. VRDO	0.190%	6/5/09	LOC	3,500	3,500
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	0.180%	6/5/09	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	0.250%	6/5/09	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	0.370%	6/5/09	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth.
	(Con Edison) VRDO	0.400%	6/5/09	LOC	12,100	12,100
	New York State Energy Research & Dev. Auth.
	Electric Facility Rev. (Long Island Lighting
	Company) VRDO	0.350%	6/5/09	LOC	12,980	12,980
	New York State Energy Research & Dev. Auth.
	PCR (New York Electric & Gas) VRDO	0.230%	6/5/09	LOC	15,700	15,700
1	New York State Environmental Fac. Corp.
	PCR TOB VRDO	0.980%	6/5/09	(4)	21,450	21,450
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	0.300%	6/5/09		3,645	3,645

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)
	TOB VRDO	0.300%	6/5/09	7,520	7,520
1	New York State Environmental Fac. Corp. Rev.
	(Personal Income Tax) TOB VRDO	0.300%	6/5/09	3,185	3,185
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	0.150%	6/1/09	1,100	1,100
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	0.250%	6/1/09	25,900	25,900
	New York State Environmental Fac. Corp. Solid
	Waste Disposal Rev. (General Electric Co.) VRDO	0.250%	6/1/09	26,700	26,700
	New York State Housing Finance Agency Rev.
	(80 DeKalb Ave. Housing) VRDO	0.180%	6/5/09 LOC	15,270	15,270
	New York State Housing Finance Agency Rev.
	(Brook Avenue Apartments) VRDO	0.350%	6/5/09 LOC	14,300	14,300
	New York State Housing Finance Agency Rev.
	(Chelsea Apartments) VRDO	0.350%	6/5/09 LOC	66,170	66,170
	New York State Housing Finance Agency Rev.
	(Clinton Green North) VRDO	0.280%	6/5/09 LOC	40,000	40,000
	New York State Housing Finance Agency Rev.
	(Clinton Green South) VRDO	0.280%	6/5/09 LOC	32,000	32,000
	New York State Housing Finance Agency Rev.
	(Saville Housing) VRDO	0.350%	6/5/09 LOC	45,000	45,000
	New York State Housing Finance Agency Rev.
	(West 23rd Street) VRDO	0.350%	6/5/09 LOC	47,900	47,900
	New York State Housing Finance Agency Rev.
	(West 37th Street Housing) VRDO	0.230%	6/5/09 LOC	4,200	4,200
	New York State Housing Finance Agency Rev.
	(West 38th Street) VRDO	0.180%	6/5/09 LOC	11,000	11,000
	New York State Housing Finance Agency Rev.
	VRDO	0.180%	6/5/09 LOC	35,100	35,100
	New York State Housing Finance Agency Rev.
	VRDO	0.280%	6/5/09 LOC	50,000	50,000
	New York State Housing Finance Agency Rev.
	VRDO	0.350%	6/5/09 LOC	27,000	27,000
	New York State Housing Finance Agency Rev.
	VRDO	0.350%	6/5/09 LOC	22,300	22,300
	New York State Housing Finance Agency Rev.
	VRDO	1.000%	6/5/09	17,800	17,800
	New York State Housing Finance Agency
	Service Contract Rev. VRDO	0.250%	6/5/09 LOC	23,500	23,500
	New York State Housing Finance Agency
	Service Contract Rev. VRDO	0.350%	6/5/09 LOC	26,700	26,700
	New York State Housing Finance Agency
	Service Contract Rev. VRDO	0.350%	6/5/09 LOC	9,000	9,000
	New York State Local Govt. Assistance Corp.	5.000%	4/1/10	27,070	28,073
	New York State Local Govt. Assistance Corp. VRDO	1.000%	6/5/09 (4)	69,725	69,725
	New York State Local Govt. Assistance Corp. VRDO	1.050%	6/5/09 (4)	62,475	62,475
1	New York State Mortgage Agency Rev.
	(Homeowner Mortgage) TOB VRDO	0.470%	6/5/09	11,350	11,350
1	New York State Mortgage Agency Rev. TOB VRDO	0.470%	6/5/09	12,090	12,090
1	New York State Mortgage Agency Rev. TOB VRDO	0.470%	6/5/09	11,505	11,505
1	New York State Mortgage Agency Rev. TOB VRDO	0.470%	6/5/09	9,000	9,000
1	New York State Mortgage Agency Rev. TOB VRDO	0.470%	6/5/09	6,700	6,700
	New York State Mortgage Agency Rev. VRDO	0.230%	6/5/09	8,400	8,400
	New York State Power Auth. Rev. PUT	0.600%	9/1/09	26,670	26,670

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	6.000%	4/1/10 (Prere.)	3,000	3,165
	New York State Thruway Auth. Rev.
	(Service Contract)	5.750%	4/1/10 (Prere.)	3,000	3,161
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/10	3,780	3,915
	New York State Urban Dev. Corp. Rev. VRDO	0.150%	6/5/09 LOC	32,000	32,000
	New York State Urban Dev. Corp. Rev. VRDO	0.150%	6/5/09 LOC	11,800	11,800
	Niagara Falls NY Bridge Comm. Rev. VRDO	1.500%	6/5/09 (12)	15,200	15,200
	Onondaga County NY IDA Civic Fac. Rev.
	(Syracuse Univ. Project) VRDO	0.180%	6/5/09 LOC	3,885	3,885
	Oyster Bay NY BAN	2.750%	9/18/09	94,033	94,352
	Oyster Bay NY GO	2.500%	2/15/10	4,385	4,448
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.290%	6/5/09	2,500	2,500
	Riverhead NY IDA Rev. (Central Suffolk Hosp.)
	VRDO	0.270%	6/5/09 LOC	6,900	6,900
	Riverhead NY IDA Rev. (Central Suffolk Hosp.)
	VRDO	0.270%	6/5/09 LOC	5,000	5,000
	Suffolk County NY IDA Continuing Care Civic
	Fac. Rev. (St. Anthonys High School) VRDO	0.220%	6/5/09 LOC	10,500	10,500
	Suffolk County NY Water Auth. Rev. VRDO	0.180%	6/5/09	46,700	46,700
	Suffolk County NY Water Auth. Rev. VRDO	0.180%	6/5/09	23,335	23,335
	Syosset NY Central School Dist. TAN	3.000%	6/26/09	20,000	20,018
	Syracuse NY IDA Civic Fac. Rev.
	(Syracuse Univ. Project) VRDO	0.180%	6/5/09 LOC	5,400	5,400
	Syracuse NY IDA Civic Fac. Rev.
	(Syracuse Univ. Project) VRDO	0.180%	6/5/09 LOC	5,750	5,750
	Tobacco Settlement Asset Securitization
	Corp. Inc. New York	6.375%	7/15/09 (Prere.)	82,915	84,211
	Tompkins County NY BAN	1.750%	2/9/10	6,500	6,547
	Tompkins County NY IDA Civic Fac.
	(Cornell Univ.) VRDO	0.180%	6/5/09	8,390	8,390
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.270%	6/5/09 LOC	29,695	29,695
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.270%	6/5/09 LOC	40,290	40,290
	Tompkins County NY IDA Civic Fac.
	(Ithaca College) VRDO	0.270%	6/5/09 LOC	30,525	30,525
	Triborough Bridge & Tunnel Auth. New York Rev.	4.000%	11/15/09	7,500	7,618
	Triborough Bridge & Tunnel Auth. New York Rev.
	PUT	2.000%	1/20/10	20,000	20,172
1	Triborough Bridge & Tunnel Auth. New York Rev.
	TOB VRDO	0.380%	6/5/09	10,050	10,050
1	Triborough Bridge & Tunnel Auth. New York Rev.
	TOB VRDO	0.300%	6/5/09	12,245	12,245
1	Triborough Bridge & Tunnel Auth. New York Rev.
	TOB VRDO	0.300%	6/5/09	3,330	3,330
1	Triborough Bridge & Tunnel Auth. New York Rev.
	TOB VRDO	0.380%	6/5/09	24,610	24,610
1	Triborough Bridge & Tunnel Auth. New York Rev.
	TOB VRDO	0.380%	6/5/09	11,545	11,545
	Triborough Bridge & Tunnel Auth. New York Rev.
	VRDO	0.170%	6/5/09 LOC	48,800	48,800
	Triborough Bridge & Tunnel Auth. New York Rev.
	VRDO	0.280%	6/5/09	82,175	82,175

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Auth. New York
	Rev. VRDO	0.650%	6/5/09	63,370	63,370
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.180%	6/5/09 LOC	13,250	13,250
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.300%	6/5/09 LOC	13,300	13,300
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.350%	6/5/09 LOC	10,000	10,000
					4,395,509
Puerto Rico (0.9%)
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.370%	6/5/09	24,000	24,000
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.490%	6/5/09	13,000	13,000
					37,000
Total Tax-Exempt Municipal Bonds (Cost $4,432,509)					4,432,509
Other Assets and Liabilities (0.2%)
Other Assets					25,339
Liabilities					(14,712)
					10,627
Net Assets (100%)
Applicable to 4,443,008,764 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,443,136
Net Asset Value Per Share					$1.00

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	4,443,137
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1)
Net Assets	4,443,136

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $620,705,000, representing 14.0% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	17,332
Total Income	17,332
Expenses
The Vanguard Group—Note B
Investment Advisory Services	260
Management and Administrative	1,781
Marketing and Distribution	766
Money Market Guarantee Program	1,023
Custodian Fees	22
Shareholders’ Reports	5
Trustees’ Fees and Expenses	3
Total Expenses	3,860
Net Investment Income	13,472
Realized Net Gain (Loss) on Investment Securities Sold	156
Net Increase (Decrease) in Net Assets Resulting from Operations	13,628

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,472	119,882
Realized Net Gain (Loss)	156	(141)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,628	119,741
Distributions
Net Investment Income	(13,472)	(119,882)
Realized Capital Gain	—	—
Total Distributions	(13,472)	(119,882)
Capital Share Transactions (at $1.00)
Issued	1,457,787	4,670,820
Issued in Lieu of Cash Distributions	12,958	115,218
Redeemed	(1,838,675)	(5,425,877)
Net Increase (Decrease) from Capital Share Transactions	(367,930)	(639,839)
Total Increase (Decrease)	(367,774)	(639,980)
Net Assets
Beginning of Period	4,810,910	5,450,890
End of Period	4,443,136	4,810,910

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.023	.035	.032	.022	.010
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.023	.035	.032	.022	.010
Distributions
Dividends from Net Investment Income	(.003)	(.023)	(.035)	(.032)	(.022)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.023)	(.035)	(.032)	(.022)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.29%	2.32%	3.60%	3.28%	2.18%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,443	$4,811	$5,451	$4,379	$3,238	$2,294
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%[2]	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.59%[3]	2.29%	3.54%	3.25%	2.19%	1.04%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008. See Note D in Notes to Financial Statements.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $1,118,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Tax-Exempt Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	370	8,063	45,646
Yield[3]		3.9%	3.9%
Investor Shares	3.7%
Admiral Shares	3.7%
Yield to Maturity	3.8%[4]	3.9%	3.9%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	9.4 years	9.8 years	13.3 years
Average Quality	AA	AA	AA
Average Duration	7.2 years	7.2 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	3.1%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	8.6%
1–5 Years	25.3
5–10 Years	39.3
10–20 Years	12.0
20–30 Years	12.9
Over 30 Years	1.9

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.87	0.98
Beta	1.02	1.08

Distribution by Credit Quality (% of portfolio)

AAA	30.7%
AA	55.3
A	12.2
BBB	1.8

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009
				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.0%	4.7%	–2.3%	–0.4%
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2
2007	–2.8	4.4	1.6	3.5
2008	–8.7	4.1	–4.6	–0.4
2009[2]	6.1	2.3	8.4	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	4/7/1986	1.19%	2.54%	–0.30%	4.58%	4.28%
Admiral Shares	5/14/2001	1.27	2.61	–0.26[4]	4.47[4]	4.21[4]

1 Barclays Capital 10 Year Municipal Bond Index.

2 Six months ended May 31, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (96.4%)
Albany County NY GO	5.000%	10/1/12 (1)	3,405	3,544
Albany NY IDA Fac. Rev.
(St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	4,248
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)(ETM)	2,665	2,672
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	336
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,899
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,991
Erie County NY Asset Securitization Corp.
TOB Settlement Rev.	5.000%	6/1/45	1,000	660
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,727
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,284
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,732
Hempstead NY GO	5.625%	8/1/09 (3)(Prere.)	1,220	1,229
Hempstead NY GO	3.000%	8/15/10	3,435	3,536
Hempstead NY GO	4.000%	8/15/11	3,000	3,186
Hempstead NY GO	2.500%	2/1/12	1,015	1,042
Hempstead NY GO	4.000%	8/15/13	1,000	1,086
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,477
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,316
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	10,000	8,474
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	23,800	22,072
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/11 (1)	8,100	8,492
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	16,940
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (1)	25,000	26,096
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/19	15,000	16,537
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	19,830	9,755
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	15,905	6,412
Long Island NY Power Auth. Electric System Rev.	5.125%	9/1/29	10,000	10,015
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20	5,650	6,053
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	5,000	5,090
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23	5,000	5,590
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28	5,000	5,536
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	4,450	4,383
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37	14,250	13,426
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,574
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,171

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,120
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,117
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.125%	1/1/29	20,000	20,008
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/12 (1)	1,000	1,093
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (1)	500	554
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,257
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	36,782
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,288
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,269
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,281
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22	5,000	5,107
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22 (1)	8,310	8,512
Metro. New York Transp. Auth. Rev.
(Transit Rev.) PUT	5.000%	11/15/14	40,550	42,755
Monroe County NY GO	5.000%	3/1/12 (12)	3,340	3,624
Monroe County NY GO	5.000%	3/1/13 (12)	3,195	3,526
Monroe Tobacco Securitization Corp.
New York Tobacco Settlement Rev.	6.375%	6/1/10 (Prere.)	15,000	16,001
Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	4,670	4,764
Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	6,905	7,045
Nassau County NY GO	5.250%	6/1/09 (2)(Prere.)	6,585	6,718
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,755
Nassau County NY GO	5.000%	1/15/16 (4)	875	998
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/12	4,980	5,459
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/13	1,000	1,105
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	4,000	2,844
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	2,105	1,417
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/44 (1)	5,000	4,816
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/34	4,000	4,073
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/39	4,000	4,051
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.220%	6/1/09 LOC	6,400	6,400
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/28	4,650	4,851
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/31	5,000	5,112
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources)	2.750%	7/1/12	4,000	4,019
New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,816
New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	4,959
New York City NY GO	5.250%	3/15/11 (2)(Prere.)	390	424
New York City NY GO	5.000%	8/1/13	2,370	2,593
New York City NY GO	5.125%	8/1/13 (4)	19,025	19,983
New York City NY GO	5.750%	8/1/13	8,000	8,814
New York City NY GO	5.000%	8/15/13	1,000	1,095
New York City NY GO	5.000%	1/1/14	3,860	4,213
New York City NY GO	5.000%	2/1/14	3,500	3,824
New York City NY GO	5.000%	8/1/14	2,500	2,746

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY GO	5.000%	8/1/14	2,800	3,076
	New York City NY GO	5.000%	8/1/14	2,330	2,559
	New York City NY GO	5.000%	8/1/14	6,500	7,140
	New York City NY GO	5.000%	8/1/14	2,505	2,752
	New York City NY GO	5.200%	8/1/14 (4)	5,000	5,257
	New York City NY GO	5.250%	8/1/14	1,390	1,542
	New York City NY GO	5.250%	9/1/14	4,060	4,508
	New York City NY GO	5.000%	4/1/15 (4)	4,760	5,217
	New York City NY GO	5.250%	3/15/16 (2)	4,610	4,852
	New York City NY GO	5.000%	8/1/16	17,425	19,066
	New York City NY GO	5.000%	2/1/17	9,335	10,169
	New York City NY GO	5.000%	9/1/17	4,455	4,763
	New York City NY GO	5.500%	8/1/20	2,500	2,625
	New York City NY GO	5.250%	9/1/21	8,000	8,577
	New York City NY GO	5.000%	8/1/22	10,000	10,357
	New York City NY GO	5.250%	8/15/22	10,000	10,633
	New York City NY GO	5.250%	9/1/22	27,000	28,713
	New York City NY GO	5.000%	8/1/24	10,000	10,243
	New York City NY GO	5.250%	8/15/24	15,000	15,689
	New York City NY GO	5.000%	8/1/25	8,905	9,045
	New York City NY GO	5.000%	8/15/26	14,975	15,239
	New York City NY GO	5.625%	4/1/29	13,000	13,769
	New York City NY GO VRDO	0.250%	6/1/09 (4)	4,030	4,030
	New York City NY GO VRDO	0.250%	6/1/09 LOC	14,000	14,000
	New York City NY GO VRDO	0.700%	6/1/09	1,200	1,200
	New York City NY GO VRDO	0.850%	6/1/09 LOC	2,600	2,600
	New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,056
	New York City NY Housing Dev. Corp.
	Multi-Family Rev. VRDO	0.250%	6/1/09	11,670	11,670
	New York City NY IDA (Queens Baseball Stadium)	6.125%	1/1/29 (12)	1,750	1,934
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	20,640	17,757
	New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39 (2)	2,875	2,356
	New York City NY IDA (Queens Baseball Stadium)	6.375%	1/1/39 (12)	4,000	4,386
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/29 (12)	3,000	924
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/34 (12)	10,285	2,263
	New York City NY IDA (Yankee Stadium)	0.000%	3/1/35 (12)	4,305	887
	New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	14,800	12,375
	New York City NY IDA (Yankee Stadium)	7.000%	3/1/49 (12)	8,000	9,074
	New York City NY IDA Special Fac. Rev.	5.000%	5/1/14	2,580	2,584
1	New York City NY IDA Special Fac. Rev.	5.000%	5/1/29	2,020	2,020
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	4.000%	6/15/14	1,015	1,087
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/17	10,000	7,606
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.375%	6/15/17	25,015	27,238
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/18	5,000	3,594
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,707
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	4.500%	6/15/28 (4)	12,000	11,834
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/29	10,000	10,208
	New York City NY Muni. Water Finance Auth.
	Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,112

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/32	17,500	16,447
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/33	15,000	14,499
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.125%	6/15/33 (1)	6,995	7,051
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	1,000	1,001
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	20,055	19,966
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/38	8,150	7,413
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/38	1,000	949
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/38	22,505	22,334
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/40	13,500	14,196
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/40	10,075	10,805
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.200%	6/1/09	900	900
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/23 (1)	6,100	6,387
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (1)	12,500	13,145
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25 (1)	20,225	21,186
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/10 (Prere.)	2,820	2,948
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	987
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11	4,750	5,004
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	8,680	9,433
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,670	2,901
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,211
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/13	8,750	9,866
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	3,385	3,576
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	820	877
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,801
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	330	353
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	10,153
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	8,980
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,961
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24 (1)	6,740	6,842
New York City NY Transitional Finance Auth. Rev.	5.000%	7/15/25 (1)	5,200	5,254
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	5,000	5,144
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26	3,360	3,458
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26	4,000	4,284
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/28	3,500	3,600
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	13,500	13,720
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38	20,000	18,034
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/19 (1)	5,000	5,347
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	8/1/32	2,010	2,018
New York City NY Transitional Finance Auth.
Rev. VRDO	0.250%	6/1/09	6,895	6,895
New York State Dormitory Auth. Rev.	4.000%	2/15/11	2,190	2,278
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,332
New York State Dormitory Auth. Rev.	5.000%	2/15/13	3,085	3,333

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (1)	2,420	2,591
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (1)	2,555	2,718
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (1)	1,680	1,777
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (1)	2,825	2,970
New York State Dormitory Auth. Rev.	5.000%	2/15/23 (4)	5,980	6,238
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (1)	1,120	1,171
New York State Dormitory Auth. Rev.	5.000%	2/15/25 (4)	2,735	2,812
New York State Dormitory Auth. Rev.	5.000%	2/15/26 (4)	2,995	3,075
New York State Dormitory Auth. Rev.	5.000%	2/15/28 (4)	500	514
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	16,455	17,265
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	2,022
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	9,949
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,137
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (1)	25,145	26,181
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (1)	7,255	7,542
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (1)	14,525	15,895
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (1)	9,240	9,994
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (1)	7,915	8,528
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,387
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,498
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,605
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/22	7,345	7,907
New York State Dormitory Auth. Rev.
(Cornell Univ.)	5.000%	7/1/31	6,905	7,116
New York State Dormitory Auth. Rev.
(Cornell Univ.)	5.000%	7/1/35	1,500	1,530
New York State Dormitory Auth. Rev.
(Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	22,673
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,039
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,072
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,295
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,364
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,757
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	96
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	101

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/12	1,490	1,597
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	8/15/12	7,025	7,592
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (1)	6,575	6,613
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	9,452
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	7,047
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/18	11,950	13,301
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22	10,070	10,820
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22	10,000	10,874
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,418
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,766
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/28	6,475	6,750
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/31	15,000	15,254
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/32	11,000	11,141
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/35	10,000	10,043
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.750%	3/15/36	10,000	10,743
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/38	10,000	10,030
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.250%	3/15/38	10,000	10,222
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/30	34,500	34,785
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,612
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Facs.)	5.000%	7/1/32	10,000	9,825
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,336
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,317
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	16,981
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13	5,000	5,362
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	17,285	18,137
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,396
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (1)	3,000	3,271
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (1)	7,790	8,507
New York State Dormitory Auth. Rev.
(Supported Debt—The New School)	5.000%	7/1/31 (1)	8,765	8,547
New York State Dormitory Auth. Rev.
(Supported Debt—The New School)	5.000%	7/1/36 (1)	6,190	5,907

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,068
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,519
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	10,823
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,662
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	11,784
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	8,500	8,952
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	4,990
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	7,864
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	6,242
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	13,000	12,721
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)(7)	6,330	6,529
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	456
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,267
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	3,985
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,939
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	810
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,122
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,037
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,561
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,827
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,556
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,735
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,406
New York State Dormitory Auth. Rev.
Non State Supported Debt (Columbia Univ.)	5.000%	7/1/13	2,375	2,683
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/29 (1)	6,870	6,786
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/26 (1)	6,105	6,222

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/31 (1)	10,000	9,769
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fashion Institute of Technology
	Student Housing Corp.)	5.250%	7/1/34 (1)	8,000	7,677
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.)	5.000%	7/1/33 (12)	5,670	5,662
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Fordham Univ.)	5.000%	7/1/38 (12)	3,000	2,946
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)(7)	4,675	4,760
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)(7)	3,575	3,559
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Long Island Jewish
	Obligated Group)	5.000%	5/1/32	6,500	5,976
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	4.500%	7/1/37 (1)	14,020	12,297
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	5.000%	7/1/27 (1)	8,000	8,074
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Mount Sinai School of Medicine
	of New York Univ.)	5.000%	7/1/35 (1)	24,875	24,064
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Muni. Fac. Health)	5.000%	1/15/13	8,440	9,163
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	7,404
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (New York Univ.)	5.000%	7/1/38	15,700	15,675
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (School Dist. Financing Program)	4.000%	10/1/12 (4)	3,130	3,334
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (School Dist. Financing Program)	5.000%	10/1/13 (4)	1,000	1,113
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (St. John’s Univ.)	5.250%	7/1/32 (1)	20,000	20,183
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,202
	New York State Dormitory Auth. Rev. Non State
	Supported Debt (Vassar College)	5.000%	7/1/46	30,000	28,921
	New York State Dormitory Auth. Rev. State
	Supported Debt	5.500%	2/15/17	10,000	10,981
1	New York State Dormitory Auth. Rev. State
	Supported Debt	5.000%	10/1/20 (12)	1,500	1,598
1	New York State Dormitory Auth. Rev. State
	Supported Debt	5.000%	10/1/21 (12)	2,500	2,636
	New York State Dormitory Auth. Rev. State
	Supported Debt	5.000%	7/1/34	5,000	5,156
	New York State Dormitory Auth. Rev. State
	Supported Debt (City Univ.)	5.000%	7/1/25	4,670	4,776
	New York State Dormitory Auth. Rev. State
	Supported Debt (City Univ.)	5.000%	7/1/26	5,670	5,748
	New York State Energy Research & Dev. Auth.
	PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	10,068

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,352
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	11,335	12,180
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	5,450	5,879
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	4,787
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	4.750%	6/15/32	12,240	12,021
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	5,067
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	5,067
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	5,908
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	2,375	2,416
	New York State Environmental Fac. Corp. Rev.
	(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	25,000	25,053
	New York State Environmental Fac. Corp. Rev.
	(Personal Income Tax)	5.250%	12/15/24	8,000	8,754
	New York State Housing Finance Agency Rev.
	(Personal Income Tax)	5.000%	3/15/38	15,245	15,295
	New York State Housing Finance Agency Rev.
	VRDO	1.000%	6/5/09	23,000	23,000
	New York State Local Govt. Assistance Corp.	5.000%	4/1/13	9,390	10,461
	New York State Local Govt. Assistance Corp.	5.000%	4/1/13 (4)	3,625	4,038
	New York State Local Govt. Assistance Corp.	5.500%	4/1/17	2,015	2,314
	New York State Muni. Bond Bank Agency
	Special School Purpose Rev.	5.500%	12/1/12	6,955	7,629
	New York State Thruway Auth. Rev.	5.000%	1/1/26 (1)	4,695	4,847
	New York State Thruway Auth. Rev.	5.000%	1/1/27 (1)	2,000	2,052
	New York State Thruway Auth. Rev.	5.000%	1/1/28 (1)	2,500	2,552
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/13	3,290	3,619
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	1,500	1,663
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/14	4,010	4,439
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,364
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/15	6,450	7,180
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,640
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	25,000	27,084
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,724
	New York State Thruway Auth. Rev.
	(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,310
	New York State Thruway Auth. Rev.
	(Personal Income Tax)	4.000%	3/15/14	2,500	2,695
	New York State Thruway Auth. Rev.
	(Personal Income Tax)	5.250%	3/15/19	17,765	20,572

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Thruway Auth. Rev.
	(Personal Income Tax)	5.000%	3/15/22	7,570	8,306
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/12	5,000	5,354
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/14	13,000	14,182
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	5,000	5,446
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	10,000	10,906
	New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	5,425	5,476
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,306
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,673
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,982
	New York State Urban Dev. Corp. Rev.
	(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,810
	New York State Urban Dev. Corp. Rev.
	(Service Contract)	5.250%	1/1/24	10,000	10,403
	New York State Urban Dev. Corp. Rev. VRDO	0.220%	6/5/09 (12)	8,000	8,000
	Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (1)	5,000	5,234
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (1)	8,685	10,149
	Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (1)	9,230	10,832
	North Hempstead NY GO	6.400%	4/1/11 (1)	2,075	2,262
	Oyster Bay NY GO	5.000%	2/15/18	1,500	1,738
	Port Auth. of New York & New Jersey Rev.	4.500%	7/15/27	17,655	17,667
	Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28 (4)	10,000	10,437
	Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	9,900	9,774
	Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	6,990	7,088
1	St. Lawrence County NY IDA Civic Fac. Rev.
	(St. Lawrence Univ.)	5.000%	10/1/16	3,510	3,758
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,973
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,582
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,784
	Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	2,045
	Tobacco Settlement Asset Securitization Corp. Inc.
	New York	5.125%	6/1/42	13,360	9,169
	Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	7,500	7,789
	Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	20,000	20,859
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/12	2,715	3,004
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/13	6,465	7,263
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,114
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15	10,000	11,439
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,657
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,448
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	185	201
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	45,893
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (1)	2,500	2,879
	Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	5,000	6,089
	Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	13,126
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/32 (1)	3,150	3,168
	Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/37	13,310	13,367
	Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	25,000	25,573
	Troy County NY IDA Civic Fac. Rev.
	(Rensselaer Polytechnic Institute) VRDO	0.300%	6/5/09 LOC	7,700	7,700
					2,716,716

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (2.7%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (1)(Prere.)	6,500	7,357
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,036
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	16,763
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,126
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	6,256
Puerto Rico GO	5.500%	7/1/21 (1)	12,005	11,926
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	6,230	5,721
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	4,000	4,053
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,048
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	9,140	11,138
				75,424
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,063
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	1,850
				3,913
Total Tax-Exempt Municipal Bonds (Cost $2,781,529)				2,796,053
Other Assets and Liabilities (0.8%)
Other Assets				42,444
Liabilities				(19,411)
				23,033
Net Assets (100%)				2,819,086

New York Long-Term Tax-Exempt Fund

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,869,412
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(64,822)
Unrealized Appreciation (Depreciation)
Investment Securities	14,524
Futures Contracts	(28)
Net Assets	2,819,086

Investor Shares—Net Assets
Applicable to 65,364,211 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	702,411
Net Asset Value Per Share—Investor Shares	$10.75

Admiral Shares—Net Assets
Applicable to 196,971,478 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,116,675
Net Asset Value Per Share—Admiral Shares	$10.75

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2009.

2 Securities with a value of $758,000 have been segregated as initial margin for open futures contracts. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	59,322
Total Income	59,322
Expenses
The Vanguard Group—Note B
Investment Advisory Services	132
Management and Administrative—Investor Shares	515
Management and Administrative—Admiral Shares	773
Marketing and Distribution—Investor Shares	106
Marketing and Distribution—Admiral Shares	298
Custodian Fees	14
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	1,847
Net Investment Income	57,475
Realized Net Gain (Loss)
Investment Securities Sold	(28,884)
Futures Contracts	(5,231)
Realized Net Gain (Loss)	(34,115)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	186,902
Futures Contracts	2,584
Change in Unrealized Appreciation (Depreciation)	189,486
Net Increase (Decrease) in Net Assets Resulting from Operations	212,846

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,475	119,541
Realized Net Gain (Loss)	(34,115)	(28,003)
Change in Unrealized Appreciation (Depreciation)	189,486	(227,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	212,846	(135,732)
Distributions
Net Investment Income
Investor Shares	(14,212)	(29,655)
Admiral Shares	(43,263)	(89,886)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,475)	(119,541)
Capital Share Transactions
Investor Shares	23,473	22,282
Admiral Shares	37,815	165,425
Net Increase (Decrease) from Capital Share Transactions	61,288	187,707
Total Increase (Decrease)	216,659	(67,566)
Net Assets
Beginning of Period	2,602,427	2,669,993
End of Period	2,819,086	2,602,427

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.13	$11.09	$11.44	$11.27	$11.45	$11.57
Investment Operations
Net Investment Income	.222	.463	.486	.486	.486	.488
Net Realized and Unrealized Gain
(Loss) on Investments	.620	(.960)	(.315)	.243	(.141)	(.093)
Total from Investment Operations	.842	(.497)	.171	.729	.345	.395
Distributions
Dividends from Net Investment Income	(.222)	(.463)	(.486)	(.486)	(.486)	(.488)
Distributions from Realized Capital Gains	—	—	(.035)	(.073)	(.039)	(.027)
Total Distributions	(.222)	(.463)	(.521)	(.559)	(.525)	(.515)
Net Asset Value, End of Period	$10.75	$10.13	$11.09	$11.44	$11.27	$11.45

Total Return[1]	8.38%	–4.63%	1.57%	6.68%	3.03%	3.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$702	$639	$680	$671	$686	$1,303
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.24%[2]	4.28%	4.36%	4.33%	4.23%	4.24%
Portfolio Turnover Rate	29%[2]	38%	10%	9%	12%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.13	$11.09	$11.44	$11.27	$11.45	$11.57
Investment Operations
Net Investment Income	.226	.470	.494	.495	.494	.494
Net Realized and Unrealized Gain
(Loss) on Investments	.620	(.960)	(.315)	.243	(.141)	(.093)
Total from Investment Operations	.846	(.490)	.179	.738	.353	.401
Distributions
Dividends from Net Investment Income	(.226)	(.470)	(.494)	(.495)	(.494)	(.494)
Distributions from Realized Capital Gains	—	—	(.035)	(.073)	(.039)	(.027)
Total Distributions	(.226)	(.470)	(.529)	(.568)	(.533)	(.521)
Net Asset Value, End of Period	$10.75	$10.13	$11.09	$11.44	$11.27	$11.45

Total Return	8.42%	–4.56%	1.64%	6.76%	3.10%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,117	$1,963	$1,990	$1,799	$1,575	$837
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.32%[1]	4.35%	4.43%	4.40%	4.31%	4.29%
Portfolio Turnover Rate	29%[1]	38%	10%	9%	12%	6%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $692,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $32,452,000 to offset future net capital gains of $103,000 through November 30, 2015, and $32,349,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $867,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $2,782,396,000. Net unrealized appreciation of investment securities for tax purposes was $13,657,000, consisting of unrealized gains of $70,162,000 on securities that had risen in value since their purchase and $56,505,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(88)	10,354	(28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2009, the fund purchased $447,582,000 of investment securities and sold $366,251,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	114,866	10,977	248,014	22,978
Issued in Lieu of Cash Distributions	11,432	1,085	23,902	2,232
Redeemed	(102,825)	(9,828)	(249,634)	(23,378)
Net Increase (Decrease)—Investor Shares	23,473	2,234	22,282	1,832
Admiral Shares
Issued	280,932	26,833	713,149	66,116
Issued in Lieu of Cash Distributions	31,383	2,979	67,204	6,276
Redeemed	(274,500)	(26,713)	(614,928)	(57,899)
Net Increase (Decrease)—Admiral Shares	37,815	3,099	165,425	14,493

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(28)
Level 2—Other significant observable inputs	2,796,053	—
Level 3—Significant unobservable inputs	—	—
Total	2,796,053	(28)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	11/30/2008	5/31/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,002.92	$0.85
Long-Term
Investor Shares	1,000.00	1,083.78	1.04
Admiral Shares	1,000.00	1,084.20	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.08	$0.86
Long-Term
Investor Shares	1,000.00	1,023.93	1.01
Admiral Shares	1,000.00	1,024.33	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.17%; for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and have outperformed their respective peer-group funds and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.